ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7. ACCRUED EXPENSE AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2019	2018
Accrued pre-clinical and clinical expenses	$4,287	$865
Accrued professional fees	345	312
Accrued compensation and benefits	0	56
Accrued patent expenses	54	126
Other	264	54
Total accrued expenses & other current liabilities	$4,950	$1,413